Impairment Testing Of Intangible Assets With Indefinite Useful Lives - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Description of key assumptions on which management has based cash flow projections	10-year cash flow model